Note 15 Derivatives Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclousre of derivative financial assets held for hedging [Line Items]
Derivative financial assets held for hedging	€ 1,158	€ 1,482	€ 1,891	[1]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	(65)	(97)	(148)
Derivative financial liabilities held for hedging	2,503	2,625	3,303	[1]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	€ 0	€ 0	€ 0

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).